Employee plans - Schedule of Accumulated and Projected Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 2,964.5	$ 3,544.3
Fair value of plan assets	2,191.7	2,806.2
Projected benefit obligation	2,967.5	3,547.2
Fair value of plan assets	$ 2,191.7	$ 2,806.2